Cash from operations (Tables)	6 Months Ended
Jun. 30, 2026
Cash from operations
Schedule of cash flow from operations

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Reconciliation:
Income from continuing operations before taxation	25.8	101.0	143.0	192.0
Adjustments:
(Loss)/income from discontinued operations before taxation	(1.7)	(33.3)	1.1	(55.2)
Depreciation of property, plant and equipment	51.1	77.8	101.9	156.4
Amortization of intangible assets	5.1	11.2	10.1	22.0
Amortization of prepaid site rent	1.0	0.6	1.9	1.3
Net impairment loss of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	47.5	1.7	80.4	3.6
Net impairment (reversal)/loss of withholding tax receivables (note 7)	(4.9)	(0.5)	0.6	(12.9)
Impairment of inventory	2.2	0.2	3.4	0.4
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.9)	(2.2)	(3.4)	(1.0)
Share‑based payment and long-term employee benefit expenses	57.6	8.5	99.0	14.0
Net loss allowance on trade receivables	0.8	1.4	5.3	1.8
Gain on disposal of subsidiary (note 20)	(20.0)	—	(20.0)	—
Finance income	(52.5)	(35.6)	(172.9)	(56.1)
Finance costs	117.0	114.3	235.9	228.7
Insurance claim income	(0.1)	(0.2)	(0.1)	(0.3)
Operating income before working capital changes	227.0	244.9	486.2	494.7

Changes in working capital
(Increase)/decrease in inventory	(7.4)	4.1	(5.4)	(10.1)
Decrease/(increase) in trade and other receivables	10.7	(41.6)	(23.6)	(31.2)
(Decrease)/increase in trade and other payables	(28.2)	47.4	(10.2)	17.6
Net movement in working capital	(24.9)	9.9	(39.2)	(23.7)

Cash from operations	202.1	254.8	447.0	471.0